Segment Information - Analysis by Reportable Segment of Revenue and Operating Results of Continuing Operations (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 TWD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 TWD ($)	Dec. 31, 2023 TWD ($)
Disclosure Of Operating Segments [Line Items]
Revenues	$ 236,114	$ 7,527	$ 229,968	$ 223,199
Income before income tax	50,267	$ 1,603	47,841	47,008
From External Customers [Member]
Disclosure Of Operating Segments [Line Items]
Revenues	236,114		229,968	223,199
Intersegment [Member]
Disclosure Of Operating Segments [Line Items]
Revenues	5,306		5,132	5,041
Consolidated [Member]
Disclosure Of Operating Segments [Line Items]
Revenues	236,114		229,968	223,199
Segment [Member]
Disclosure Of Operating Segments [Line Items]
Revenues	241,420		235,100	228,240
Intersegment Elimination [Member]
Disclosure Of Operating Segments [Line Items]
Revenues	(5,306)		(5,132)	(5,041)
Consumer Business [Member]
Disclosure Of Operating Segments [Line Items]
Revenues	143,365		139,982	137,093
Income before income tax	31,312		29,771	28,907
Consumer Business [Member] | From External Customers [Member]
Disclosure Of Operating Segments [Line Items]
Revenues	143,365		139,982	137,093
Consumer Business [Member] | Intersegment [Member]
Disclosure Of Operating Segments [Line Items]
Revenues	2,941		2,765	2,626
Consumer Business [Member] | Segment [Member]
Disclosure Of Operating Segments [Line Items]
Revenues	146,306		142,747	139,719
Enterprise Business [Member]
Disclosure Of Operating Segments [Line Items]
Revenues	77,236		75,338	73,005
Income before income tax	12,503		12,881	14,363
Enterprise Business [Member] | From External Customers [Member]
Disclosure Of Operating Segments [Line Items]
Revenues	77,236		75,338	73,005
Enterprise Business [Member] | Intersegment [Member]
Disclosure Of Operating Segments [Line Items]
Revenues	1,030		884	1,014
Enterprise Business [Member] | Segment [Member]
Disclosure Of Operating Segments [Line Items]
Revenues	78,266		76,222	74,019
International Business [Member]
Disclosure Of Operating Segments [Line Items]
Revenues	9,517		9,919	9,188
Income before income tax	2,219		2,383	2,141
International Business [Member] | From External Customers [Member]
Disclosure Of Operating Segments [Line Items]
Revenues	9,517		9,919	9,188
International Business [Member] | Intersegment [Member]
Disclosure Of Operating Segments [Line Items]
Revenues	955		1,107	995
International Business [Member] | Segment [Member]
Disclosure Of Operating Segments [Line Items]
Revenues	10,472		11,026	10,183
Other [Member]
Disclosure Of Operating Segments [Line Items]
Revenues	5,996		4,729	3,913
Income before income tax	4,233		2,806	1,597
Other [Member] | From External Customers [Member]
Disclosure Of Operating Segments [Line Items]
Revenues	5,996		4,729	3,913
Other [Member] | Intersegment [Member]
Disclosure Of Operating Segments [Line Items]
Revenues	380		376	406
Other [Member] | Segment [Member]
Disclosure Of Operating Segments [Line Items]
Revenues	$ 6,376		$ 5,105	$ 4,319